Supplemental Cash Flow Information (Details) - Xos, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information (Details) [Line Items]
Valuation of the warrant	$ 1,707
Debt instrument interest	$ 17	$ 2	$ 68